Royalties Paid	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Royalties Paid
30.	ROYALTIES PAID

	UNITED STATES DOLLAR
	2017	2016	2015
Amount owing at beginning of the year - continuing operations	(19.8)	(17.8)	(19.9)
Royalties - continuing operations	(62.0)	(78.4)	(73.9)
Amount owing at end of the year - continuing operations	16.3	19.8	17.8
Translation	(0.5)	—	1.0

Total royalties paid - continuing operations	(66.0)	(76.4)	(75.0)